PGIM S&P 500 Max Buffer ETF - September Performance Management - PGIM S&P 500 Max Buffer ETF - September	Nov. 02, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]	The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Performance One Year or Less [Text]	The Fund has not been in operation for a full calendar year, and hence has no past performance data to present.
Performance Availability Website Address [Text]	www.pgim.com/investments